Other Related Party Transactions (Details) (Director [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Director [Member]
Related Party Transaction [Line Items]
Related party transaction insurance cost	$ 361	$ 184
Employee benefits	$ 493	$ 420